Schedule of Investments	Global Beta Rising Stars ETF
August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Aerospace and Defense Manufacturing - 2.7%
Mercury Systems, Inc. *	210	$10,580
RADA Electronic Industries Ltd. *^	1,250	14,263
Science Applications International Corp.	89	7,496
		32,339
Apparel and Accessories Retail - 0.5%
Stitch Fix, Inc. - Class A *	146	6,119

Auto Retail - 4.2%
CarParts.com, Inc. *	784	13,540
Carvana Co. - Class A *	47	15,419
CDK Global, Inc.	184	7,654
IAA, Inc. *	264	14,024
		50,637
Commercial Electronics - 1.4%
Zebra Technologies Corp. - Class A *	29	17,028

Communications Equipment - 5.9%
A10 Networks, Inc. *	860	11,945
Allot Ltd. *^	432	7,180
Calix, Inc. *	398	18,547
Extreme Networks, Inc. *	748	8,101
Inseego Corp. *	914	7,678
NETGEAR, Inc. *	243	8,682
Ribbon Communications, Inc. *	1,404	9,168
		71,301
Computer Hardware and Storage - 1.3%
Seagate Technology Holdings PLC ^	92	8,058
Western Digital Corp. *	114	7,205
		15,263
Consumer Electronics - 1.9%
GoPro, Inc. - Class A *	776	7,737
Sonos, Inc. *	372	14,779
		22,516
Electronic Components - 3.5%
Corsair Gaming, Inc. *	577	16,704
II-VI, Inc. *	266	16,753
NeoPhotonics Corp. *	984	9,190
		42,647
Finance Software and Services - 1.9%
Q2 Holdings, Inc. *	140	12,333
SS&C Technologies Holdings, Inc.	137	10,365
		22,698
General Merchandise Retail - 3.9%
eBay, Inc.	301	23,099
Overstock.com, Inc. *	105	7,576
RealReal, Inc. *	514	6,394
Target Corp.	42	10,373
		47,442

Schedule of Investments (Continued)	Global Beta Rising Stars ETF
August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9% (Continued)
Healthcare Support Services - 4.5%
Allscripts Healthcare Solutions, Inc. *	488	$7,496
Cerner Corp.	122	9,315
Change Healthcare, Inc. *	628	13,709
Inovalon Holdings, Inc. - Class A *	356	14,542
Model N, Inc. *	279	9,461
		54,523
Home Improvement Retail - 0.9%
Wayfair, Inc. - Class A *	41	11,511

Hospitality Services - 1.4%
Dada Nexus Ltd. - ADR *^	703	16,647

Internet and Data Services - 16.1%
21Vianet Group, Inc. - ADR *^	725	14,348
Angi, Inc. - Class A *	614	6,533
Cargurus, Inc. - Class A *	370	11,241
Cars.com, Inc. *	689	8,764
Dropbox, Inc. - Class A *	487	15,443
Dun & Bradstreet Holdings, Inc. *	680	12,464
Envestnet, Inc. *	127	10,143
EverQuote, Inc. - Class A *	408	8,034
Gartner, Inc. *	42	12,967
JOYY, Inc. - Class A ADR ^	252	15,952
KE Holdings, Inc. - ADR *^	281	5,083
Quotient Technology, Inc. *	974	7,071
Shutterstock, Inc.	110	12,679
Spotify Technology SA *^	56	13,123
Switch, Inc. - Class A	814	20,195
Weibo Corp. - ADR *^	205	10,357
Yelp, Inc. - Class A *	281	10,821
		195,218
Machinery Manufacturing - 1.0%
Rockwell Automation, Inc.	39	12,692

Manufacturing Equipment and Services - 1.4%
Flex Ltd. *^	456	8,473
Jabil, Inc.	149	9,205
		17,678
Media and Publishing Services - 0.9%
Xperi Holding Corp.	509	10,877

Other Professional Services - 1.6%
2U, Inc. *	309	11,442
Blackbaud, Inc. *	114	7,945
		19,387
Other Retail - 1.3%
Chewy, Inc. - Class A *	178	15,685

Schedule of Investments (Continued)	Global Beta Rising Stars ETF
August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9% (Continued)
Other Telecommunications Services - 1.7%
Casa Systems, Inc. *	1,517	$10,680
Sify Technologies Ltd. - ADR *^	2,879	10,508
		21,188
Real Estate Investment Trusts (REITs) - 4.9%
CoreSite Realty Corp.	132	19,585
CyrusOne, Inc.	223	17,166
Digital Realty Trust, Inc.	138	22,620
		59,371
Semiconductor Equipment and Services - 10.9%
Amkor Technology, Inc.	619	17,004
Axcelis Technologies, Inc. *	334	16,603
FormFactor, Inc. *	398	15,474
Ichor Holdings Ltd. *^	235	10,413
Kulicke & Soffa Industries, Inc.	274	19,232
Lam Research Corp.	23	13,911
Onto Innovation, Inc. *	205	15,196
Photronics, Inc. *	759	11,438
Veeco Instruments, Inc. *	549	12,512
		131,783
Semiconductor Manufacturing - 4.0%
Cirrus Logic, Inc. *	172	14,391
Diodes, Inc. *	118	11,426
Skyworks Solutions, Inc.	125	22,933
		48,750
Software - 15.9%
Box, Inc. - Class A *	332	8,559
Brightcove, Inc. *	950	10,792
Cloudera, Inc. *	696	11,087
CommVault Systems, Inc. *	140	11,336
Cornerstone OnDemand, Inc. *	305	17,476
InterDigital, Inc.	200	14,422
Mimecast Ltd. *^	247	17,243
Mitek Systems, Inc. *	827	18,500
Momentive Global, Inc. *	650	12,747
N-Able, Inc. *	303	4,100
NetScout Systems, Inc. *	301	8,253
New Relic, Inc. *	206	16,474
Nutanix, Inc. - Class A *	321	11,848
Perion Network Ltd. *^	796	16,788
SolarWinds Corp.	303	5,172
Yext, Inc. *	573	7,747
		192,544
Specialty Finance - 4.6%
Alliance Data Systems Corp.	79	7,751
EVERTEC, Inc. ^	295	13,644
Evo Payments, Inc. - Class A *	324	8,242

Schedule of Investments (Continued)	Global Beta Rising Stars ETF
August 31, 2021 (Unaudited)
	Number of Shares	Value
COMMON STOCKS - 99.9% (Continued)
Specialty Finance - 4.6% (Continued)
Green Dot Corp. - Class A *	334	$17,448
QIWI PLC - ADR ^	894	8,547
		55,632
Technology Consulting Services - 1.6%
Rimini Street, Inc. *	2,037	19,453

TOTAL COMMON STOCKS (Cost $1,199,949)		1,210,929

MONEY MARKET FUND - 0.1%
First American Government Obligations Fund - Class X, 0.03% (a)	841	841
TOTAL MONEY MARKET FUND (Cost $841)		841

TOTAL INVESTMENTS - 100.0% (Cost $1,200,790)		1,211,770
OTHER ASSETS LESS LIABILITIES - 0.0% #		32
TOTAL NET ASSETS - 100.0%		$1,211,802

ADR - American Depositary Receipt
PLC - Public Limited Company
* Non-income producing security.
^ U.S. Dollar-denominated foreign security.
(a) 7-day net yield.
# Represents less than 0.05% of net assets.

The Revere Business Industry Classifications System (RBICS®) was developed by and/or is the exclusive property of FactSet. RBICS is a service mark of FactSet and has been licensed for use by Global Beta Advisors LLC.

Global Beta ETF Trust - Organization and Investment Valuation
August 31, 2021 (Unaudited)

1. Organization
Global Beta ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 22, 2019 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three operational exchange traded funds. The Global Beta Smart Income ETF ("GBDV”) is a diversified series of the Trust, and Global Beta Low Beta ETF ("GBLO") and Global Beta Rising Stars ETF ("GBGR") are non-diversified series' of the Trust, (all collectively, the "Funds"), and  pursuant to the 1940 Act. Global Beta Advisors LLC is the investment adviser to the Funds.

GBGR seeks to track the performance (before fees and expenses) of the FactSet Rising Stars Index Index (the “Target Index”). There can be no guarantee that the Fund will achieve its investment objective.

2. Significant Accounting Policies
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services —Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation
The net asset value (“NAV”) of each Fund's shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

When calculating the NAV of each Fund's shares, securities held by each Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees” or the “Board”). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each Fund’s Target Index. This may adversely affect each Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 - Quoted prices in active markets for identical assets.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - Significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value GBGR's investments as of August 31, 2021:

	Level 1	Level 2	Level 3	Total

Common Stocks	$1,210,929	$-	$-	$1,210,929
Short Term Investment	841	-	-	841

Total Investments in Securities	$1,211,770	$-	$-	$1,211,770

See the Schedule of Investments for further detail of investment classification.